SEGMENT INFORMATION - SCHEDULE BY SEGMENT (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Jul. 31, 2018	Jul. 12, 2018
Segment Reporting Information [Line Items]
Total operating revenues	$ 71,113	$ 75,818	$ 213,042	$ 223,089
Vessel operating expenses	(14,015)	(14,740)	(43,218)	(46,463)
Voyage and commission expenses	(1,571)	(1,685)	(6,114)	(5,164)
Administrative expenses	(3,427)	(3,110)	(11,057)	(10,227)
Amount invoiced under sales-type lease	0	0	0	0
Adjusted EBITDA	52,100	56,283	152,653	161,235
Total assets	2,041,206	2,121,633	2,041,206	2,121,633	$ 2,105,612
Hilli LLC
Segment Reporting Information [Line Items]
Business acquisition, percentage of interests acquired						50.00%	50.00%
Operating Segments
Segment Reporting Information [Line Items]
Total operating revenues	97,131	101,836	291,096	301,143
Vessel operating expenses	(20,063)	(20,426)	(60,880)	(64,265)
Voyage and commission expenses	(1,571)	(1,685)	(6,114)	(5,394)
Administrative expenses	(3,548)	(3,333)	(11,430)	(10,957)
Amount invoiced under sales-type lease	4,600	4,600	13,700	6,900
Adjusted EBITDA	76,549	80,992	226,372	227,427
Total assets	2,041,206	2,121,633	2,041,206	2,121,633
Operating Segments | FSRU
Segment Reporting Information [Line Items]
Total operating revenues	58,276	63,490	170,750	181,719
Vessel operating expenses	(9,627)	(9,542)	(29,647)	(31,405)
Voyage and commission expenses	(1,450)	(1,002)	(3,698)	(3,236)
Administrative expenses	(2,093)	(1,870)	(6,926)	(6,194)
Amount invoiced under sales-type lease	4,600	4,600	13,700	6,900
Adjusted EBITDA	49,706	55,676	144,179	147,784
Total assets	1,048,346	1,090,228	1,048,346	1,090,228
Operating Segments | LNG Carrier
Segment Reporting Information [Line Items]
Total operating revenues	12,837	12,328	42,292	41,370
Vessel operating expenses	(4,388)	(5,198)	(13,571)	(15,058)
Voyage and commission expenses	(121)	(683)	(2,416)	(1,928)
Administrative expenses	(1,334)	(1,240)	(4,131)	(4,033)
Amount invoiced under sales-type lease	0	0	0	0
Adjusted EBITDA	6,994	5,207	22,174	20,351
Total assets	492,294	516,802	492,294	516,802
Operating Segments | FLNG
Segment Reporting Information [Line Items]
Total operating revenues	26,018	26,018	78,054	78,054
Vessel operating expenses	(6,048)	(5,686)	(17,662)	(17,802)
Voyage and commission expenses	0	0	0	(230)
Administrative expenses	(121)	(223)	(373)	(730)
Amount invoiced under sales-type lease	0	0	0	0
Adjusted EBITDA	19,849	20,109	60,019	59,292
Total assets	191,012	196,045	191,012	196,045
Unallocated
Segment Reporting Information [Line Items]
Total operating revenues	0	0	0	0
Vessel operating expenses	0	0	0	0
Voyage and commission expenses	0	0	0	0
Administrative expenses	0	0	0	0
Amount invoiced under sales-type lease	0	0	0	0
Adjusted EBITDA	0	0	0	0
Total assets	309,554	318,558	309,554	318,558
Eliminations
Segment Reporting Information [Line Items]
Total operating revenues	(26,018)	(26,018)	(78,054)	(78,054)
Vessel operating expenses	6,048	5,686	17,662	17,802
Voyage and commission expenses	0	0	0	230
Administrative expenses	121	223	373	730
Amount invoiced under sales-type lease	(4,600)	(4,600)	(13,700)	(6,900)
Adjusted EBITDA	(24,449)	(24,709)	(73,719)	(66,192)
Total assets	$ 0	$ 0	$ 0	$ 0